December 30, 2009

Filing Desk U.S. Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

RE:	Dreyfus Midcap Index Fund, Inc.
1933 Act No.: 33-41078
1940 Act No.: 811-6325
CIK No.:0000875732

Ladies and Gentlemen:

     Transmitted for filing is one (1) copy of the EDGARized version of Post-Effective Amendment No. 24 to the above-referenced Fund s Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 23, which was filed with the Securities and Exchange Commission on February 27, 2009.

     This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to incorporate a summary section to the Funds prospectuses.

Please address any comments or questions to my attention at (212) 922-6826.

Sincerely,

/s/Andrew Wians
Andrew Wians
Paralegal

AW/ Enclosures